Depreciation, Amortization, and Impairment - Goodwill impairment loss (Detail) CLF in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment loss		$ 814,879
Goodwill impairment loss	$ 694,936	651,825
Totals impairment of CGU Chile and Colombia	(808,847)
Deferred tax liability, business combination	34,547
Effect on income net of taxes generated by the recognition of the impairment loss	731,189
Impact of Goodwill Impairment Attributable to Parent	720,951
Impact of Goodwill Impairment Attributable to Non Controlling Interest	10,238
Assets generated in business combination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Totals impairment of CGU Chile and Colombia	(113,911)	(113,911)
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill impairment loss	448,273	412,356
Totals impairment of CGU Chile and Colombia	(448,273)
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Goodwill impairment loss	246,663	$ 239,469
Totals impairment of CGU Chile and Colombia	(360,574)		CLF (113,911)
Colombia [member] | Assets generated in business combination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Totals impairment of CGU Chile and Colombia	$ (113,911)